Property And Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Depreciation	¥ 57,953	$ 8,652	¥ 20,614